Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data	Apr. 30, 2011	Apr. 30, 2010
Assets
Allowance for doubtful accounts	$ 18	$ 16
Liabilities
Unamortized discount	$ 2	$ 1
Common stock:
Treasury stock	11,337,000	9,364,000
Common Stock, Class A, voting [Member]
Common stock:
Common Stock, par value	$ 0.15	$ 0.15
Common Stock, shares authorized	57,000,000	57,000,000
Common Stock, shares issued	56,964,000	56,964,000
Common Stock, Class B, nonvoting [Member]
Common stock:
Common Stock, par value	$ 0.15	$ 0.15
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	99,363,000	99,363,000